Newbuildings (Details) - Newbuildings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance	$ 0.0	$ 172.6
Additions	0.0	30.5
Capitalized interest and loan related costs	0.0	7.3
Re-classified as held for sale	0.0	(210.4)
Closing balance	$ 0.0	$ 0.0